Income Taxes - (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
income tax benefit (expense)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 53,051
Accrued interest or penalties related to uncertain tax positions	$ 0		0		0
Penalties and interest expenses			$ 0		0
Net change in valuation allowance					$ 5,136,825	1,584,835
Term of cumulative changes in the ownership interest over					3 years
Payroll tax prepayments recorded under PATH act					$ 250,000	172,492
Internal Revenue
Income Taxes
Percentage of cumulative changes in the ownership interest					50.00%
Domestic Tax Authority [Member]
Income Taxes
Net operating loss carryforwards					$ 12,572,411	4,562,112
Percentage of limitation of usage of operating losses					80.00%
Domestic Tax Authority [Member] | 2017 and Prior Years
Income Taxes
Net operating loss carryforwards					$ 38,297
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member] | Tax Year 2042 [Member]
Income Taxes
Research and development tax credit carryforwards					247,028	0
State and Local Jurisdiction [Member]
Income Taxes
Net operating loss carryforwards					12,568,616	4,558,317
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Taxes
Research and development tax credit carryforwards					262,769	35,575
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member] | Tax Year 2036 [Member]
Income Taxes
Research and development tax credit carryforwards					$ 7,013	$ 7,013